SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES
Schedule of plant and equipment
Expected useful lives
Office equipment	5 years
Furniture and fixtures	5 years
Motor vehicle	3.33 years

Expected useful lives
Office equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	5 years

Schedule of Foreign currencies translation
	2021	2020
Period-end HKD:US$ exchange rate	0.12903	0.12754
Period average HKD:US$ exchange rate	0.12890	0.12757

	December 31, 2020	December 31, 2019
Year-end HKD:US$ exchange rate	0.12898	0.12840
Annual average HKD:US$ exchange rate	0.12892	0.12762